Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities
Net loss	$ (78,710)	$ (48,916)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	360	295
Accretion of debt discount and non-cash interest expense	1,242	1,196
Stock-based compensation expense	6,397	5,636
Non-cash lease expense	465	427
Loss on disposal of fixed assets	0	2
Changes in operating assets and liabilities:
Accounts receivable	0	(61)
Other receivables	(610)	0
Receivables from related parties	0	14
Prepaid expenses and other current assets	(2,361)	(2,848)
Other non-current assets	(1,422)	0
Accounts payable	4,050	2,332
Accrued expenses	8,034	2,442
Operating lease liability	(495)	(446)
Deferred revenue, current portion	0	(17)
Net cash used in operating activities	(63,050)	(39,944)
Cash flows from investing activities
Purchase of fixed assets	(1,119)	(23)
Net cash used in investing activities	(1,119)	(23)
Cash flows from financing activities
Proceeds from the exercise of stock options	38,728	356
Net cash provided by financing activities	38,728	356
Net decrease in cash and cash equivalents	(25,441)	(39,611)
Cash and cash equivalents at beginning of period	277,924	273,865
Cash and cash equivalents at end of period	252,483	234,254
Supplemental schedule of non-cash investing and financing activities
Payable for purchase of fixed assets	307	258
Receivable for proceeds from the exercise of stock options	$ 1,650	$ 0